Schedule of Investments
March 31, 2022
(Unaudited)
Principal Amount		Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–54.36%
Collateralized Mortgage Obligations–12.08%
Fannie Mae ACES,
2.76% (1 mo. USD LIBOR + 0.59%), 09/25/2023(a)	$378,919	$379,811
3.27%, 02/25/2029	5,000,000	5,127,699
Fannie Mae REMICs,
2.50%, 03/25/2026	32	32
7.00%, 09/18/2027	65,991	69,644
1.50%, 01/25/2028	1,197,954	1,161,975
6.50%, 03/25/2032	310,539	340,540
5.75%, 10/25/2035	86,894	92,061
0.76% (1 mo. USD LIBOR + 0.30%), 05/25/2036(a)	1,105,060	1,103,558
0.91% (1 mo. USD LIBOR + 0.45%), 03/25/2037(a)	571,414	574,457
6.60%, 06/25/2039(b)	1,439,552	1,593,700
4.00%, 07/25/2040	842,739	857,897
1.01% (1 mo. USD LIBOR + 0.55%), 02/25/2041(a)	391,852	392,733
0.96% (1 mo. USD LIBOR + 0.50%), 05/25/2041(a)	422,074	423,420
0.98% (1 mo. USD LIBOR + 0.52%), 11/25/2041(a)	644,146	648,006
0.43% (1 mo. USD LIBOR + 0.32%), 08/25/2044(a)	863,800	863,330
0.59% (1 mo. USD LIBOR + 0.48%), 02/25/2056(a)	1,722,621	1,725,319
0.53% (1 mo. USD LIBOR + 0.42%), 12/25/2056(a)	2,083,359	2,084,309
Series 2021-11, Class MI, IO, 2.00%, 03/25/2051(c)	2,759,021	379,870
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series KLU1, Class A2, 2.51%, 12/25/2025	5,000,000	4,939,352
Series KG01, Class A7, 2.88%, 04/25/2026	5,000,000	5,011,657
Series KS11, Class AFX1, 2.15%, 12/25/2028	5,000,000	4,790,911
Series K093, Class A1, 2.76%, 12/25/2028	1,854,989	1,862,890
Series K092, Class AM, 3.02%, 04/25/2029	5,000,000	5,015,516
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Freddie Mac REMICs,
3.00%, 04/15/2026	$7	$7
0.90% (1 mo. USD LIBOR + 0.50%), 12/15/2035 to 03/15/2040(a)	1,213,829	1,219,585
0.70% (1 mo. USD LIBOR + 0.30%), 03/15/2036 to 09/15/2044(a)	1,462,883	1,460,040
0.46% (1 mo. USD LIBOR + 0.35%), 11/15/2036(a)	1,259,556	1,263,121
0.77% (1 mo. USD LIBOR + 0.37%), 03/15/2037(a)	607,874	608,932
1.26% (1 mo. USD LIBOR + 0.86%), 11/15/2039(a)	307,912	315,605
0.85% (1 mo. USD LIBOR + 0.45%), 03/15/2040 to 02/15/2042(a)	2,673,515	2,684,771
Series 331, Class AF, 0.80% (1 mo. USD LIBOR + 0.40%), 06/15/2037(a)	900,723	903,584
Freddie Mac STRIPS, 0.46% (1 mo. USD LIBOR + 0.35%), 10/15/2037(a)	998,818	1,005,269
		48,899,601
Federal Home Loan Mortgage Corp. (FHLMC)–9.87%
6.50%, 05/01/2022 to 12/01/2035	968,849	1,055,935
7.50%, 09/01/2022 to 06/01/2035	432,547	467,667
5.50%, 12/01/2022	44	44
7.00%, 01/01/2023 to 11/01/2035	1,331,702	1,447,306
8.00%, 04/01/2023 to 02/01/2035	153,442	158,992
8.50%, 05/01/2026 to 08/01/2031	79,240	82,053
7.05%, 05/20/2027	22,431	23,388
6.00%, 06/01/2029 to 07/01/2038	134,455	144,663
6.03%, 10/20/2030	362,399	387,634
3.00%, 02/01/2032 to 01/01/2050	11,135,101	11,017,744
2.50%, 09/01/2034 to 12/01/2050	16,534,798	16,239,494
5.00%, 01/01/2037 to 01/01/2040	452,804	490,919
4.50%, 01/01/2040 to 08/01/2041	2,423,473	2,573,141
ARM, 2.13% (1 yr. USD LIBOR + 1.88%), 09/01/2035(a)	1,276,943	1,333,325
2.14% (1 yr. USD LIBOR + 1.87%), 07/01/2036(a)	1,142,437	1,192,732
1.81% (1 yr. USD LIBOR + 1.56%), 10/01/2036(a)	616,319	640,654
2.16% (1 yr. USD LIBOR + 1.91%), 10/01/2036(a)	61,628	64,563

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Government Securities Fund

	Principal Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)–(continued)
2.23% (1 yr. USD LIBOR + 1.97%), 11/01/2037(a)	$221,915	$232,874
2.45% (1 yr. USD LIBOR + 2.08%), 01/01/2038(a)	18,329	18,878
2.12% (1 yr. USD LIBOR + 1.84%), 07/01/2038(a)	330,046	346,396
2.09% (1 yr. USD LIBOR + 1.78%), 06/01/2043(a)	371,644	385,967
2.88%, 01/01/2048(d)	1,626,438	1,639,837
		39,944,206
Federal National Mortgage Association (FNMA)–19.60%
7.00%, 04/01/2022 to 04/01/2036	774,641	814,920
6.00%, 09/01/2022 to 10/01/2038	593,579	655,082
7.50%, 11/01/2022 to 08/01/2037	1,842,831	1,998,265
5.50%, 11/01/2023 to 05/01/2035	683,505	749,336
6.50%, 12/01/2023 to 11/01/2037	771,492	833,622
6.75%, 07/01/2024	32,820	35,243
8.50%, 09/01/2024 to 08/01/2037	266,364	289,554
4.50%, 11/01/2024 to 08/01/2041	2,117,819	2,241,280
6.95%, 10/01/2025	6,893	6,968
0.50%, 11/07/2025	4,000,000	3,725,244
8.00%, 09/01/2026 to 10/01/2037	1,059,103	1,174,799
3.50%, 05/01/2027 to 08/01/2027	1,416,104	1,453,099
0.75%, 10/08/2027	6,000,000	5,464,713
3.59%, 10/01/2028	4,000,000	4,170,904
3.00%, 12/01/2031 to 03/01/2050	6,429,666	6,423,301
5.00%, 08/01/2033 to 12/01/2033	130,326	133,907
2.50%, 12/01/2034 to 07/01/2035	13,352,443	13,251,834
2.00%, 09/01/2035 to 01/01/2051	8,669,019	8,238,507
4.00%, 09/01/2043 to 12/01/2048	5,573,689	5,782,278
ARM, 2.48% (1 yr. U.S. Treasury Yield Curve Rate + 2.36%), 10/01/2034(a)	968,607	1,014,839
2.33% (1 yr. U.S. Treasury Yield Curve Rate + 2.20%), 05/01/2035(a)	77,284	81,134
2.26% (1 yr. USD LIBOR + 1.70%), 03/01/2038(a)	18,420	19,044
2.03% (1 yr. USD LIBOR + 1.77%), 02/01/2042(a)	169,463	169,786
1.77% (1 yr. USD LIBOR + 1.52%), 08/01/2043(a)	347,067	352,934
	Principal Amount	Value
Federal National Mortgage Association (FNMA)–(continued)
1.95% (1 yr. U.S. Treasury Yield Curve Rate + 1.88%), 05/01/2044(a)	$345,256	$353,170
TBA, 3.00%, 04/01/2052(e)	20,300,000	19,859,109
		79,292,872
Government National Mortgage Association (GNMA)–12.81%
7.50%, 11/15/2022 to 10/15/2035	777,536	837,137
8.00%, 01/15/2023 to 01/15/2037	532,185	574,801
7.00%, 09/15/2023 to 12/15/2036	394,338	414,101
6.50%, 12/15/2023 to 09/15/2034	1,402,821	1,495,896
6.00%, 01/16/2025 to 08/15/2033	252,879	269,408
5.00%, 02/15/2025	38,718	41,773
6.95%, 08/20/2025 to 09/20/2026	48,214	48,377
6.38%, 10/20/2027 to 12/20/2027	63,655	66,457
6.10%, 12/20/2033	2,179,639	2,411,499
5.69%, 08/20/2034(b)	537,823	578,070
8.50%, 10/15/2036 to 01/15/2037	114,753	119,186
5.89%, 01/20/2039(b)	1,948,769	2,107,503
1.23% (1 mo. USD LIBOR + 0.80%), 09/16/2039(a)	526,871	535,290
1.15% (1 mo. USD LIBOR + 0.70%), 05/20/2040(a)	1,069,628	1,081,372
4.51%, 07/20/2041(b)	299,255	312,303
1.82%, 09/20/2041	1,149,590	1,170,248
0.70% (1 mo. USD LIBOR + 0.25%), 01/20/2042(a)	13,800	13,756
3.50%, 10/20/2042 to 06/20/2050	6,651,793	6,788,536
0.53% (1 mo. USD LIBOR + 0.30%), 08/20/2047(a)	2,055,550	2,051,881
2.50%, 07/20/2049	3,561,845	3,460,299
3.00%, 10/20/2049 to 11/20/2049	6,256,023	6,198,215
Series 2019-29, Class PE, 3.00%, 10/20/2048	2,012,642	2,014,732
Series 2019-52, Class JL, 3.00%, 11/20/2048	2,471,170	2,447,729
Series 2019-30, Class MA, 3.50%, 03/20/2049	433,057	429,266
TBA, 3.00%, 04/01/2052(e)	13,530,000	13,373,031
Series 2020-137, Class A, 1.50%, 04/16/2062	3,232,603	2,990,256
		51,831,122
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $225,723,691)		219,967,801
U.S. Treasury Securities–31.98%
U.S. Treasury Bills–0.17%(f)(g)
0.11% - 0.42%, 05/26/2022	703,000	702,595
U.S. Treasury Bonds–1.17%
5.38%, 02/15/2031	3,800,000	4,723,875
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Government Securities Fund

Principal Amount		Value
U.S. Treasury Notes–30.64%
1.50%, 09/15/2022	$1,000,000	$1,002,405
2.00%, 11/30/2022	2,700,000	2,711,902
0.13% - 2.38%, 01/31/2023	7,557,000	7,505,288
0.13%, 02/28/2023(h)	5,557,000	5,482,576
1.63%, 04/30/2023	4,000,000	3,993,025
2.75%, 05/31/2023	6,300,000	6,362,508
1.63%, 10/31/2023	625,000	619,885
2.63%, 12/31/2023	1,900,000	1,912,506
0.25%, 03/15/2024	7,000,000	6,725,742
0.25%, 05/15/2024	3,000,000	2,868,047
2.00%, 05/31/2024	2,500,000	2,479,395
2.25%, 11/15/2024	5,200,000	5,168,719
2.13%, 05/15/2025	5,480,000	5,414,604
2.25%, 11/15/2025	8,300,000	8,217,324
0.38% - 2.88%, 11/30/2025	11,500,000	10,852,099
0.38%, 12/31/2025	7,000,000	6,465,020
0.88%, 06/30/2026	7,000,000	6,539,121
1.50%, 08/15/2026	8,550,000	8,195,643
1.13%, 02/28/2027(h)	9,159,000	8,595,507
2.38%, 05/15/2027	1,000,000	995,937
0.50%, 06/30/2027	1,900,000	1,717,533
2.25%, 11/15/2027	2,900,000	2,867,262
2.75%, 02/15/2028	1,900,000	1,929,836
1.25%, 06/30/2028	4,500,000	4,186,934
2.88%, 08/15/2028	8,000,000	8,198,750
2.38%, 05/15/2029(h)	2,600,000	2,593,195
1.63%, 08/15/2029	400,000	379,430
		123,980,193
Total U.S. Treasury Securities (Cost $134,209,722)		129,406,663

Asset-Backed Securities–9.82%(i)
Angel Oak Mortgage Trust, Series 2020-6, Class A2, 1.52%, 05/25/2065(b)(j)	906,515	890,087
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class XA, IO, 0.79%, 09/15/2048(k)	14,993,048	349,812
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 12A1, 2.77%, 01/25/2035(b)	237,998	241,066
Chase Mortgage Finance Corp.,
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(b)(j)	1,141,683	1,117,350
Series 2016-SH2, Class M3, 3.75%, 12/25/2045(b)(j)	1,474,694	1,447,081
COLT Mortgage Loan Trust,
Series 2020-2, Class A1, 1.85%, 03/25/2065(b)(j)	529,240	529,393
Series 2021-4, Class A1, 1.40%, 10/25/2066(b)(j)	4,735,948	4,478,827
FRESB Mortgage Trust, Series 2019-SB63, Class A5, 2.55%, 02/25/2039(b)	3,474,881	3,437,634
GCAT Trust, Series 2020-NQM1, Class A3, 2.55%, 01/25/2060(j)(l)	3,891,145	3,843,000
Mello Mortgage Capital Acceptance Trust, Series 2021-INV1, Class A4, 2.50%, 06/25/2051(b)(j)	564,286	541,775
MFA Trust, Series 2021-INV2, Class A1, 1.91%, 11/25/2056(b)(j)	4,863,189	4,604,997
Principal Amount		Value

New Residential Mortgage Loan Trust,
Series 2018-4A, Class A1S, 1.21% (1 mo. USD LIBOR + 0.75%), 01/25/2048(a)(j)	$1,537,321	$1,529,253
Series 2020-NQM1, Class A3, 2.77%, 01/26/2060(b)(j)	1,460,381	1,450,403
NextGear Floorplan Master Owner Trust, Series 2021-1A, Class A, 0.85%, 07/15/2026(j)	2,000,000	1,907,888
SGR Residential Mortgage Trust, Series 2021-2, Class A1, 1.74%, 12/25/2061(b)(j)	3,848,840	3,673,907
SMB Private Education Loan Trust, Series 2021-D, Class A1A, 1.34%, 03/17/2053(j)	2,515,317	2,388,913
Starwood Mortgage Residential Trust, Series 2022-1, Class A1, 2.45%, 12/25/2066(b)(j)	1,943,446	1,858,599
Textainer Marine Containers VII Ltd., Series 2021-2A, Class B, 2.82%, 04/20/2046(j)	3,706,667	3,418,258
Textainer Marine Containers VIII Ltd., Series 2020-3A, Class A, 2.11%, 09/20/2045(j)	2,155,296	2,025,738
Total Asset-Backed Securities (Cost $41,350,068)		39,733,981
Certificates of Deposit–4.44%
Diversified Banks–2.47%
Canadian Imperial Bank of Commerce (Canada), 0.53% (SOFR + 0.25%), 02/21/2023(a)	10,000,000	9,986,510
Regional Banks–1.97%
Svenska Handelsbanken AB (Sweden), 0.51% (SOFR + 0.23%), 11/30/2022(a)	8,000,000	7,989,751
Total Certificates of Deposit (Cost $18,000,000)		17,976,261
U.S. Government Sponsored Agency Securities–3.87%
Federal Home Loan Bank (FHLB)–3.38%
Federal Home Loan Bank, 0.50%, 04/14/2025	14,500,000	13,672,469
Tennessee Valley Authority (TVA)–0.49%
Tennessee Valley Authority, 1.88%, 08/15/2022	2,000,000	2,004,994
Total U.S. Government Sponsored Agency Securities (Cost $16,509,061)		15,677,463

Agency Credit Risk Transfer Notes–1.19%
Fannie Mae Connecticut Avenue Securities,
Series 2015-C02, Class 1M2, 4.46% (1 mo. USD LIBOR + 4.00%), 05/25/2025(a)(j)	1,033,232	1,034,595
Series 2022-R03, Class 1M1, 2.20% (30 Day Average SOFR + 2.10%), 03/25/2042(a)(j)	2,570,000	2,578,802
Freddie Mac, Series 2021-DNA3, Class M2, STACR®, 2.20% (30 Day Average SOFR + 2.10%), 10/25/2033(a)(j)	1,240,000	1,212,899
Total Agency Credit Risk Transfer Notes (Cost $4,796,312)		4,826,296
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Government Securities Fund

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–0.99%
Sovereign Debt–0.99%
Israel Government AID Bond, 5.13%, 11/01/2024 (Cost $3,807,255)	$3,800,000	$4,015,591
	Shares
Money Market Funds–1.35%
Invesco Government & Agency Portfolio, Institutional Class, 0.25%(m)(n) (Cost $5,457,028)	5,457,028	5,457,028
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-108.00% (Cost $449,853,137)		437,061,084
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.14%
Invesco Private Government Fund, 0.31%(m)(n)(o)	5,027,255	$5,027,255
Invesco Private Prime Fund, 0.34%(m)(n)(o)	11,731,434	11,730,261
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $16,757,516)		16,757,516
TOTAL INVESTMENTS IN SECURITIES–112.14% (Cost $466,610,653)		453,818,600
OTHER ASSETS LESS LIABILITIES—(12.14)%		(49,133,889)
NET ASSETS–100.00%		$404,684,711
Investment Abbreviations:
ACES	– Automatically Convertible Extendable Security
ARM	– Adjustable Rate Mortgage
Ctfs.	– Certificates
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2022.
(b)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on March 31, 2022.
(c)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(g)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(h)	All or a portion of this security was out on loan at March 31, 2022.
(i)	Non-U.S. government sponsored securities.
(j)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2022 was $40,531,765, which represented 10.02% of the Fund’s Net Assets.
(k)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on March 31, 2022.
(l)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(m)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value March 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$10,539,293	$26,638,113	$(31,720,378)	$-	$-	$5,457,028	$399
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	8,772,648	(3,745,393)	-	-	5,027,255	258*
Invesco Private Prime Fund	-	20,469,932	(8,738,946)	-	(725)	11,730,261	597*
Total	$10,539,293	$55,880,693	$(44,204,717)	$-	$(725)	$22,214,544	$1,254

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(n)	The rate shown is the 7-day SEC standardized yield as of March 31, 2022.
(o)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Government Securities Fund

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	225	June-2022	$47,682,422	$(588,864)	$(588,864)
U.S. Treasury 5 Year Notes	226	June-2022	25,919,375	(597,906)	(597,906)
U.S. Treasury 10 Year Notes	159	June-2022	19,537,125	(513,270)	(513,270)
U.S. Treasury 10 Year Ultra Notes	66	June-2022	8,940,938	(301,168)	(301,168)
Subtotal—Long Futures Contracts				(2,001,208)	(2,001,208)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury Long Bonds	96	June-2022	(14,406,000)	487,328	487,328
U.S. Treasury Ultra Bonds	6	June-2022	(1,062,750)	28,547	28,547
Subtotal—Short Futures Contracts				515,875	515,875
Total Futures Contracts				$(1,485,333)	$(1,485,333)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Government Securities Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Sponsored Agency Mortgage-Backed Securities	$—	$219,967,801	$—	$219,967,801
U.S. Treasury Securities	—	129,406,663	—	129,406,663
Asset-Backed Securities	—	39,733,981	—	39,733,981
Certificates of Deposit	—	17,976,261	—	17,976,261
U.S. Government Sponsored Agency Securities	—	15,677,463	—	15,677,463
Agency Credit Risk Transfer Notes	—	4,826,296	—	4,826,296
U.S. Dollar Denominated Bonds & Notes	—	4,015,591	—	4,015,591
Money Market Funds	5,457,028	16,757,516	—	22,214,544
Total Investments in Securities	5,457,028	448,361,572	—	453,818,600
Other Investments - Assets*
Futures Contracts	515,875	—	—	515,875
Other Investments - Liabilities*
Futures Contracts	(2,001,208)	—	—	(2,001,208)
Total Other Investments	(1,485,333)	—	—	(1,485,333)
Total Investments	$3,971,695	$448,361,572	$—	$452,333,267

*	Unrealized appreciation (depreciation).
Invesco V.I. Government Securities Fund